Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Goodwill and Intangible Assets [Abstract]
Goodwill	$ 5,173	$ 5,051	$ 2,944
Accumulated amortization	(1,477)	(1,185)	(1,020)
Intangible assets, net	2,497	2,780	$ 1,340
Total goodwill and intangible assets, net	7,670	7,831
Future Amortization Expense for Definite Lived Intangibles [Abstract]
2021	280
2022	258
2023	244
2024	231
2025	219
Customer Relationships [Member]
Goodwill and Intangible Assets [Abstract]
Definite lived intangible assets	$ 3,323	3,407
Customer Relationships [Member] | Minimum [Member]
Goodwill and Intangible Assets [Abstract]
Amortization period	5 years
Customer Relationships [Member] | Maximum [Member]
Goodwill and Intangible Assets [Abstract]
Amortization period	17 years
Trademarks [Member]
Goodwill and Intangible Assets [Abstract]
Indefinite lived intangible assets	$ 248	248
Definite lived intangible assets	$ 274	149
Trademarks [Member] | Maximum [Member]
Goodwill and Intangible Assets [Abstract]
Amortization period	15 years
Other Intangibles [Member]
Goodwill and Intangible Assets [Abstract]
Definite lived intangible assets	$ 129	$ 161
Other Intangibles [Member] | Minimum [Member]
Goodwill and Intangible Assets [Abstract]
Amortization period	5 years
Other Intangibles [Member] | Maximum [Member]
Goodwill and Intangible Assets [Abstract]
Amortization period	14 years